SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Select Alternative Allocation Fund

The following changes are effective on or about May 31, 2013:

All disclosure and references in the fund’s prospectus to the ”Global Tactical Asset Allocation Overlay Strategy,” ”GTAA,” ”GTAA strategy” or ”GTAA risk” are hereby deleted.

The following information replaces the existing disclosure contained under the ”Management process” sub-section of the ”PRINCIPAL INVESTMENT STRATEGY” section within the summary section of the fund’s prospectus:

Management process. Portfolio management utilizes a strategic asset allocation process to determine the non-traditional or alternative asset classes and investment strategies that should be represented in the fund’s portfolio. Such asset categories and investment strategies may include: market neutral, inflation-protection, commodities, real estate, floating rate loans, infrastructure, emerging markets and other alternative strategies. Portfolio management also utilizes a tactical asset allocation process to adjust allocations in response to short-term market changes.

Portfolio management may make allocations ranging from 0% to 30% of the fund’s assets in a particular strategy or asset category.